Summary of Significant Accounting Policies - Schedule of Company Recognized Revenue and Expense Associated with CFEs in Consolidated Statements of Operations (Details) - Consolidated VIEs [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company Recognized Revenue and Expense Associated with CFEs in Consolidated Statements of Operations [Line Items]
Interest income	$ 105,786	$ 103,034
Interest expense	(30,263)	(22,178)
Realized and unrealized losses, net of recoveries	(64,754)	(71,062)
Noninterest income (loss), net	$ (2,103)	$ (4,532)